UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fine Capital Partners, L.P.
Address: 590 Madison Avenue
         5th Floor
         New York, New York  10022

13F File Number:  28-11775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Debra Fine
Title:     Manager of the General Partner
Phone:     212.492.8200

Signature, Place, and Date of Signing:

     Debra Fine     New York, New York     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $384,825 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMBAC FINL GROUP INC           COM              023139108      223     3880 SH  CALL SOLE                     3880
AMERICAN WOODMARK CORP         COM              030506109     6461   287809 SH       SOLE                   287809
ASSET ACCEP CAP CORP           COM              04543P100    20230  1919400 SH       SOLE                  1919400
BLOCKBUSTER INC                CL A             093679108    13116  6397900 SH       SOLE                  6397900
BRUNSWICK CORP                 COM              117043109    15250  1192300 SH       SOLE                  1192300
CLEVELAND CLIFFS INC           COM              185896107     5294   100000 SH       SOLE                   100000
COINSTAR INC                   COM              19259P300    44775  1399206 SH       SOLE                  1399206
COMCAST CORP NEW               CL A             20030N101    38220  1947000 SH       SOLE                  1947000
COMMERCIAL METALS CO           COM              201723103    10099   597900 SH       SOLE                   597900
CPI CORP                       COM              125902106     3477   323400 SH       SOLE                   323400
ENCORE CAP GROUP INC           COM              292554102    12778   932700 SH       SOLE                   932700
HOME DEPOT INC                 COM              437076102    15702   606500 SH       SOLE                   606500
IDT CORP                       CL B             448947309     3596  3508439 SH       SOLE                  3508439
LIBERTY GLOBAL INC             COM SER A        530555101    11935   393900 SH       SOLE                   393900
MACYS INC                      COM              55616P104    12890   716900 SH       SOLE                   716900
MBIA INC                       COM              55262C100    80278  6746030 SH       SOLE                  6746030
MBIA INC                       COM              55262C100     4768    11100 SH  CALL SOLE                    11100
NATIONAL CITY CORP             COM              635405103     5976  3415000 SH       SOLE                  3415000
NATIONAL CITY CORP             COM              635405103      339     7524 SH  CALL SOLE                     7524
NUCOR CORP                     COM              670346105     9283   235000 SH       SOLE                   235000
PHH CORP                       COM NEW          693320202    16142  1214600 SH       SOLE                  1214600
POLYONE CORP                   COM              73179P106    22418  3475600 SH       SOLE                  3475600
QUANEX BUILDING PRODUCTS COR   COM              747619104     3818   250500 SH       SOLE                   250500
RADIO ONE INC                  CL D NON VTG     75040P405     6340  8452898 SH       SOLE                  8452898
VALUEVISION MEDIA INC          CL A             92047K107     4219  2280396 SH       SOLE                  2280396
YAHOO INC                      COM              984332106    17198   994100 SH       SOLE                   994100